Cash and Bank Balances (Tables)	6 Months Ended
Jun. 30, 2024
Cash and Bank Balances [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents reflected in the condensed interim consolidated statement of cash flows comprise the following statement of financial position amounts:
	(Unaudited)	(Audited)	(Unaudited)
	June 30, 2024	December 31, 2023	June 30, 2023
	USD	USD	USD

Cash on hand	84,431	6,202,248	136,522
Bank balances	6,731,426	36,832	1,133,132
Short term deposits (1)	20,077,853	-	-
	26,893,710	6,239,080	1,269,654
Less: bank overdrafts (2)	(13,087)	(7,395)	(5,231)
Cash and cash equivalents	26,880,623	6,231,685	1,264,423
(1)	Short term deposits consist of fixed-term deposits with a 14 days maturity period with an interest rate of 5% per annum.
(2)	Bank overdrafts carry an interest rate between 7% - 10%.